FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2019
Available-For-Sale Securities Recorded in Long-Term Investments Included Redeemable Preferred Shares, Call Option and Contingent Consideration Payable Measured and Recorded At Fair Value Recurring Basis
As of September 30, 2018 and 2019,
available-for-sale
securities recorded in long-term investments included redeemable preferred shares.
Available-for-sale
securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates. Additionally, contingent consideration payable related to the acquisition of Beijing Ruida was measured and recorded at fair value on a recurring basis included under “Accrued expenses and other liabilities”, and was subsequently settled during
the year ended September 30, 2019. Refer to Note 3 for further details.
The Group’s financial assets and liability measured at fair value on a recurring basis are as follows:

	Year ended September 30, 2019
	Fair value as of September 30, 2019	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	67,977	67,977	—	—
Short-term investments:
Available-for-sale securities	20,601	—	20,601	—
Long-term investments:
Available-for-sale securities	8,340	—	1,289	7,051

Total assets measured at fair value	96,918	67,977	21,890	7,051

	Year ended September 30, 2018
	Fair value As of September 30, 2018	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	30,826	30,826	—	—
Short-term investments:
Available-for-sale securities	14,439	—	14,439	—
Long-term investments:
Available-for-sale securities	6,975	—	2,327	4,648

Total assets measured at fair value	52,240	30,826	16,766	4,648

Contingent consideration payable (Note 3)	1,746	—	—	1,746

Total liabilities measured at fair value	1,746	—	—	1,746

Summary of Reconciliation for the Fair Value Measurements of Assets and Liabilities
The following table provides additional information of reconciliation for the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale Investments
US$
Balance as of September 30, 2017	—

Transfer from level 2 fair value measurements	936
Initial recognition	1,577
Unrealized gain	2,135

Balance as of September 30, 2018	4,648

Transfer from level 2 fair value measurement	2,327
Transfer to level 2 fair value measurement	(1,154)
Unrealized gain	1,459
Exchange loss	(229)

Balance as of September 30, 2019	7,051